ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - shares	Dec. 31, 2025	Dec. 31, 2024	Jul. 15, 2022
OrganizationAndPrincipalActivitiesLineItem [Line Items]
Ordinary stock, shares issued	15,350,000	12,000,000	12,000,000
Plutus and Guardians Capital Limited [Member]
OrganizationAndPrincipalActivitiesLineItem [Line Items]
Ownership percentage	100.00%